Loans, financing and debentures - Breakdown by type (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Loans, financing and debentures	R$ 10,501,387	R$ 4,758,247
Interest on financing	1,541,312	1,232,810
Non-current funding	8,960,075	3,525,437
Non-current
Loans, financing and debentures	90,934,144	72,414,445
Interest on financing
Non-current funding	90,934,144	72,414,445
Borrowings	101,435,531	77,172,692	R$ 74,574,591
Interest on financing	1,541,312	1,232,810
Non-current funding	99,894,219	75,939,882
2026
Non-current
Loans, financing and debentures	9,308,382
2027
Non-current
Loans, financing and debentures	10,884,087
2028
Non-current
Loans, financing and debentures	9,561,626
2029
Non-current
Loans, financing and debentures	15,477,992
Later than five years and not later than six years
Non-current
Loans, financing and debentures	10,466,814
Later than six years [Member]
Non-current
Loans, financing and debentures	35,235,243
Foreign countries
Current
Current	9,607,427	3,603,074
Non-current
Non-current	73,397,488	57,701,599
Total	83,004,915	61,304,673
Country of domicile
Current
Current	893,960	1,155,173
Non-current
Non-current	17,536,656	14,712,846
Total	18,430,616	15,868,019
Borrowings	101,435,531	77,172,692
Bonds | Foreign countries
Non-current
Loans, financing and debentures	49,166,804
Bonds | Foreign countries | 2026
Non-current
Loans, financing and debentures	3,074,751
Bonds | Foreign countries | 2027
Non-current
Loans, financing and debentures	4,318,390
Bonds | Foreign countries | 2028
Non-current
Loans, financing and debentures	3,083,311
Bonds | Foreign countries | 2029
Non-current
Loans, financing and debentures	10,758,081
Bonds | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures	6,150,231
Bonds | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 21,782,040
Bonds | Foreign countries | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.00%
Current
Current	R$ 3,229,641	841,625
Non-current
Non-current	49,166,804	40,122,749
Total	52,396,445	40,964,374
Panda Bonds (1) | Foreign countries
Non-current
Loans, financing and debentures	1,016,331
Panda Bonds (1) | Foreign countries | 2026
Non-current
Loans, financing and debentures	1,211
Panda Bonds (1) | Foreign countries | 2027
Non-current
Loans, financing and debentures	1,017,542
Panda Bonds (1) | Foreign countries | 2028
Non-current
Loans, financing and debentures
Panda Bonds (1) | Foreign countries | 2029
Non-current
Loans, financing and debentures
Panda Bonds (1) | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures
Panda Bonds (1) | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures
Panda Bonds (1) | Foreign countries | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.80%
Current
Current	R$ 4,224
Non-current
Non-current	1,016,331
Total	1,020,555
Export credits (“export prepayments”) | Foreign countries
Non-current
Loans, financing and debentures	16,283,736
Export credits (“export prepayments”) | Foreign countries | 2026
Non-current
Loans, financing and debentures	5,668,270
Export credits (“export prepayments”) | Foreign countries | 2027
Non-current
Loans, financing and debentures	4,889,574
Export credits (“export prepayments”) | Foreign countries | 2028
Non-current
Loans, financing and debentures	3,832,090
Export credits (“export prepayments”) | Foreign countries | 2029
Non-current
Loans, financing and debentures	1,893,802
Export credits (“export prepayments”) | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures
Export credits (“export prepayments”) | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures
Export credits (“export prepayments”) | Foreign countries | SOFR/Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.40%
Current
Current	R$ 6,236,806	2,690,891
Non-current
Non-current	16,283,736	14,487,252
Total	R$ 22,520,542	17,178,143
Export credits (“export prepayments”) | Country of domicile | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate
Current
Current		791,306
Non-current
Non-current
Total		791,306
Assets Financing | Foreign countries
Non-current
Loans, financing and debentures	298,252
Assets Financing | Foreign countries | 2026
Non-current
Loans, financing and debentures	110,452
Assets Financing | Foreign countries | 2027
Non-current
Loans, financing and debentures	112,204
Assets Financing | Foreign countries | 2028
Non-current
Loans, financing and debentures	69,012
Assets Financing | Foreign countries | 2029
Non-current
Loans, financing and debentures	6,584
Assets Financing | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures
Assets Financing | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures
Assets Financing | Foreign countries | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.70%
Current
Current	R$ 137,300	61,924
Non-current
Non-current	298,252	220,199
Total	435,552	282,123
Assets Financing | Country of domicile
Non-current
Loans, financing and debentures	56,956
Assets Financing | Country of domicile | 2026
Non-current
Loans, financing and debentures	18,741
Assets Financing | Country of domicile | 2027
Non-current
Loans, financing and debentures	19,114
Assets Financing | Country of domicile | 2028
Non-current
Loans, financing and debentures	19,034
Assets Financing | Country of domicile | 2029
Non-current
Loans, financing and debentures	67
Assets Financing | Country of domicile | Later than five years and not later than six years
Non-current
Loans, financing and debentures
Assets Financing | Country of domicile | Later than six years [Member]
Non-current
Loans, financing and debentures
Assets Financing | Country of domicile | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	18.10%
Current
Current	R$ 18,427	17,037
Non-current
Non-current	56,956	71,235
Total	75,383	88,272
ECA - Export Credit Agency | Foreign countries
Non-current
Loans, financing and debentures	769,702
ECA - Export Credit Agency | Foreign countries | 2026
Non-current
Loans, financing and debentures	670
ECA - Export Credit Agency | Foreign countries | 2027
Non-current
Loans, financing and debentures	845
ECA - Export Credit Agency | Foreign countries | 2028
Non-current
Loans, financing and debentures	780
ECA - Export Credit Agency | Foreign countries | 2029
Non-current
Loans, financing and debentures	912
ECA - Export Credit Agency | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures	847
ECA - Export Credit Agency | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 773,756
ECA - Export Credit Agency | Foreign countries | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.30%
Current
Current	R$ 7,297
Non-current
Non-current	769,702
Total	776,999
Export Development Canada (“EDC”) [Member] | Foreign countries
Non-current
Loans, financing and debentures	4,455
Export Development Canada (“EDC”) [Member] | Foreign countries | 2026
Non-current
Loans, financing and debentures
Export Development Canada (“EDC”) [Member] | Foreign countries | 2027
Non-current
Loans, financing and debentures
Export Development Canada (“EDC”) [Member] | Foreign countries | 2028
Non-current
Loans, financing and debentures	1,114
Export Development Canada (“EDC”) [Member] | Foreign countries | 2029
Non-current
Loans, financing and debentures	1,114
Export Development Canada (“EDC”) [Member] | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures	1,114
Export Development Canada (“EDC”) [Member] | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures	1,113
IFC - International Finance Corporation | Foreign countries
Non-current
Loans, financing and debentures	5,858,208
IFC - International Finance Corporation | Foreign countries | 2026
Non-current
Loans, financing and debentures	6,668
IFC - International Finance Corporation | Foreign countries | 2027
Non-current
Loans, financing and debentures	305,291
IFC - International Finance Corporation | Foreign countries | 2028
Non-current
Loans, financing and debentures	1,587,751
IFC - International Finance Corporation | Foreign countries | 2029
Non-current
Loans, financing and debentures	2,613,047
IFC - International Finance Corporation | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures	1,358,787
IFC - International Finance Corporation | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures
IFC - International Finance Corporation | Foreign countries | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%
Current
Current	R$ (12,051)	731
Non-current
Non-current	5,858,208	2,871,399
Total	R$ 5,846,157	2,872,130
Others | Foreign countries | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.00%
Current
Current	R$ 4,210	7,903
Non-current
Non-current	4,455
Total	R$ 8,665	7,903
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.20%
Current
Current	R$ 157
Non-current
Non-current	157,555
Loans, financing and debentures	157,555
Total	157,712
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | 2026
Non-current
Loans, financing and debentures	4,258
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | 2027
Non-current
Loans, financing and debentures	8,516
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | 2028
Non-current
Loans, financing and debentures	8,516
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | 2029
Non-current
Loans, financing and debentures	8,516
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | Later than five years and not later than six years
Non-current
Loans, financing and debentures	8,516
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 119,233
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.60%
Current
Current	R$ 100,556	49,348
Non-current
Non-current	101,587	199,988
Loans, financing and debentures	101,587
Total	202,143	249,336
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | 2026
Non-current
Loans, financing and debentures	90,078
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | 2027
Non-current
Loans, financing and debentures	3,634
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | 2028
Non-current
Loans, financing and debentures	3,634
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | 2029
Non-current
Loans, financing and debentures	3,634
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | Later than five years and not later than six years
Non-current
Loans, financing and debentures	607
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | Later than six years [Member]
Non-current
Loans, financing and debentures
BNDES – TLP [Member] | Country of domicile | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	14.80%
Current
Current	R$ 94,903	57,060
Non-current
Non-current	4,607,102	3,123,727
Loans, financing and debentures	4,607,102
Total	4,702,005	3,180,787
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | 2026
Non-current
Loans, financing and debentures	98,668
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | 2027
Non-current
Loans, financing and debentures	158,812
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | 2028
Non-current
Loans, financing and debentures	155,980
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | 2029
Non-current
Loans, financing and debentures	141,823
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | Later than five years and not later than six years
Non-current
Loans, financing and debentures	366,249
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 3,685,570
BNDES | Country of domicile | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate
Current
Current		4,020
Non-current
Non-current
Total		4,020
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	14.50%
Current
Current	R$ 243,223	65,013
Non-current
Non-current	704,825	857,419
Loans, financing and debentures	704,825
Total	948,048	922,432
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | 2026
Non-current
Loans, financing and debentures	254,966
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | 2027
Non-current
Loans, financing and debentures	33,888
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | 2028
Non-current
Loans, financing and debentures	33,933
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | 2029
Non-current
Loans, financing and debentures	33,979
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | Later than five years and not later than six years
Non-current
Loans, financing and debentures	34,024
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 314,035
BNDES – TR | Country of domicile | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.20%
Current
Current	R$ 84
Non-current
Non-current	70,015
Loans, financing and debentures	70,015
Total	70,099
BNDES – TR | Country of domicile | BNDES – TR | 2026
Non-current
Loans, financing and debentures	4,178
BNDES – TR | Country of domicile | BNDES – TR | 2027
Non-current
Loans, financing and debentures	4,734
BNDES – TR | Country of domicile | BNDES – TR | 2028
Non-current
Loans, financing and debentures	4,734
BNDES – TR | Country of domicile | BNDES – TR | 2029
Non-current
Loans, financing and debentures	4,734
BNDES – TR | Country of domicile | BNDES – TR | Later than five years and not later than six years
Non-current
Loans, financing and debentures	4,734
BNDES – TR | Country of domicile | BNDES – TR | Later than six years [Member]
Non-current
Loans, financing and debentures	46,901
NCE ("Export Credit Notes") | Country of domicile
Non-current
Loans, financing and debentures	100,000
NCE ("Export Credit Notes") | Country of domicile | 2026
Non-current
Loans, financing and debentures
NCE ("Export Credit Notes") | Country of domicile | 2027
Non-current
Loans, financing and debentures	25,000
NCE ("Export Credit Notes") | Country of domicile | 2028
Non-current
Loans, financing and debentures	25,000
NCE ("Export Credit Notes") | Country of domicile | 2029
Non-current
Loans, financing and debentures	25,000
NCE ("Export Credit Notes") | Country of domicile | Later than five years and not later than six years
Non-current
Loans, financing and debentures	25,000
NCE ("Export Credit Notes") | Country of domicile | Later than six years [Member]
Non-current
Loans, financing and debentures
NCE ("Export Credit Notes") | Country of domicile | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	18.50%
Current
Current	R$ 3,027	3,114
Non-current
Non-current	100,000	100,000
Total	103,027	103,114
NCR ("Rural producer certificate") | Country of domicile
Non-current
Loans, financing and debentures	2,000,000
NCR ("Rural producer certificate") | Country of domicile | 2026
Non-current
Loans, financing and debentures
NCR ("Rural producer certificate") | Country of domicile | 2027
Non-current
Loans, financing and debentures
NCR ("Rural producer certificate") | Country of domicile | 2028
Non-current
Loans, financing and debentures
NCR ("Rural producer certificate") | Country of domicile | 2029
Non-current
Loans, financing and debentures
NCR ("Rural producer certificate") | Country of domicile | Later than five years and not later than six years
Non-current
Loans, financing and debentures	2,000,000
NCR ("Rural producer certificate") | Country of domicile | Later than six years [Member]
Non-current
Loans, financing and debentures
NCR ("Rural producer certificate") | Country of domicile | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	14.80%
Current
Current	R$ 312,652	101,739
Non-current
Non-current	2,000,000	1,998,270
Total	2,312,652	2,100,009
Debentures | Country of domicile
Non-current
Loans, financing and debentures	9,738,616
Debentures | Country of domicile | 2026
Non-current
Loans, financing and debentures	7,431
Debentures | Country of domicile | 2027
Non-current
Loans, financing and debentures	11,767
Debentures | Country of domicile | 2028
Non-current
Loans, financing and debentures	738,297
Debentures | Country of domicile | 2029
Non-current
Loans, financing and debentures	11,477
Debentures | Country of domicile | Later than five years and not later than six years
Non-current
Loans, financing and debentures	518,399
Debentures | Country of domicile | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 8,512,595
Debentures | Country of domicile | CDI/IPCA
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	15.40%
Current
Current	R$ 120,931	66,536
Non-current
Non-current	9,738,616	8,362,207
Total	R$ 9,859,547	R$ 8,428,743